Leases (Details) - USD ($) $ in Thousands		1 Months Ended
	Sep. 15, 2020	Jul. 31, 2025
Leases [Line Items]
Agreement lease term		1 year
Lease liability and right-of-use asset (in Dollars)	$ 817
Agreement lease additional term		4 years
Rehovot [Member] | Lease Agreement One [Member]
Leases [Line Items]
Agreement lease term	5 years
Rehovot [Member] | Lease Agreements Two [Member]
Leases [Line Items]
Agreement lease term	3 months 15 days